Other disclosures - Risk review - Deposit funding (Details) - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Loans and advances to customers		£ 365,552	£ 392,784	£ 399,217
Deposits from customers		£ 429,121	£ 423,178	£ 418,242
Loan to deposit ratio		85.00%	93.00%
Barclays UK [member]
Disclosure of operating segments [line items]
Loans and advances to customers		£ 184,000
Deposits from customers		193,000
Barclays International [member]
Disclosure of operating segments [line items]
Loans and advances to customers		101,000
Deposits from customers		162,000
Barclays International [member] | Head Office [member]
Disclosure of operating segments [line items]
Loans and advances to customers		81,000
Deposits from customers		74,000
Retail and Corporate Funding [member]
Disclosure of operating segments [line items]
Loans and advances to customers	[1]	285,000
Deposits from customers	[1]	£ 355,000
Loan to deposit ratio	[1]	80.00%	89.00%

[1]	Excludes investment banking balances other than interest earning lending. Comparatives have been restated to include interest earning lending balances wi thin the investment banking business.